UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31. 2011
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	February 9, 2011
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	31
					---------------------
						182565
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
1/100 Berkshire Htwy Cla             	Com	84990175	229	200	SH 		SOLE	200	0
A F L A C Inc                        	Com	1055102		6098	140972	SH 		SOLE	137471	3501
Abbott Laboratories                  	Com	2824100		5726	101841	SH 		SOLE	99261	2580
Accenture Ltd Cl A                   	Com	G1151C101       5212	97929	SH 		SOLE	95513	2416
Amgen Incorporated                   	Com	31162100	6032	93944	SH 		SOLE	91523	2421
Bank Of New York Co New              	Com	64058100	2180	109516	SH 		SOLE	106737	2779
Berkshire Hathaway Cl B              	Com	84670702	5526	72431	SH 		SOLE	70603	1828
Block H & R Incorporated             	Com	93671105	3098	189715	SH 		SOLE	184891	4824
Bristol-Myers Squibb Co              	Com	110122108	5865	166454	SH 		SOLE	162230	4224
Cabelas Inc                          	Com	126804301	6508	256040	SH 		SOLE	249468	6572
Comcast Cp New Cl A Spl              	Com	20030N200       4457	189179	SH 		SOLE	184284	4895
Disney Walt Co                       	Com	254687106	6552	174733	SH 		SOLE	170441	4292
Ebay Inc                             	Com	278642103	9080	299378	SH 		SOLE	291873	7505
Franklin Resources Inc               	Com	354613101	5233	54481	SH 		SOLE	53165	1316
Gannett Co Inc Del                   	Com	364730101	3841	287342	SH 		SOLE	279939	7403
Goldman Sachs Group Inc              	Com	38141G104       2555	28255	SH 		SOLE	27537	718
Home Depot Inc                       	Com	437076102	6461	153706	SH 		SOLE	150565	3141
Johnson & Johnson                    	Com	478160104	3425	52240	SH 		SOLE	50823	1417
Mc Donalds Corp                      	Com	580135101	4560	45455	SH 		SOLE	44274	1181
Medtronic Inc                        	Com	585055106	4057	106089	SH 		SOLE	103398	2691
Merck & Co Inc                       	Com	58933y105       5722	151793	SH 		SOLE	147896	3897
Mylan Laboratories Inc               	Com	628530107	5183	241556	SH 		SOLE	235476	6080
Nordstrom Inc                        	Com	655664100	6675	134295	SH 		SOLE	130884	3411
Oakmark Intl Fd Class I              	Com	413838202	249	15078	SH 		SOLE	15078	0
Pfizer Incorporated                  	Com	717081103	5814	268670	SH 		SOLE	261875	6795
Smead Value Fd                       	Com	89833W774       2365	109511	SH 		SOLE	104301	5210
Smead Value Fd Inst Cl               	Com	89833W568       32893	1525692	SH 		SOLE	1469951	55741
Starbucks Corp                       	Com	855244109	11470	249295	SH 		SOLE	243094	6201
Walgreen Company                     	Com	931422109	5650	170904	SH 		SOLE	166476	4428
Wal-Mart Stores Inc                  	Com	931142103	3125	52306	SH 		SOLE	50924	1382
Wells Fargo & Co New                 	Com	949746101	6724	243998	SH 		SOLE	237805	6193
							      182565

